UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     January 31, 2013


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     88

Form13F Information Table Value Total:     $155,244 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
				TITLE OF		VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER			CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------------------------	------- ----------      -------	------- ------- ------- -------	--------------- ------- -------
International Business Machine	Common	459200101	6836	35689	SH		SOLE		25727		9962
Exxon Mobil Corp.            	Common	30231G102  	6205	71697	SH		SOLE		52952		18745
McDonalds Corp.              	Common	580135101	5514	62505	SH		SOLE		43530		18975
Walt Disney Co.              	Common	254687106	5473	109927	SH		SOLE		78452		31475
AMGEN                        	Common	031162100	4484	52023	SH		SOLE		39298		12725
Oracle Corp.                 	Common	68389X105  	4156	124741	SH		SOLE		90391		34350
Sigma-Aldrich                	Common	826552101	3889	52855	SH		SOLE		39705		13150
General Electric             	Common	369604103	3885	185111	SH		SOLE		124480		60631
Ross Stores                  	Common	778296103	3784	69950	SH		SOLE		51025		18925
Blackrock Inc.               	Common	09247X101  	3617	17500	SH		SOLE		12435		5065
Republic Services Inc        	Common	760759100	3553	121134	SH		SOLE		87909		33225
Berkshire Hathaway Cl B      	Class B	084670207	3481	38805	SH		SOLE		26830		11975
Thermo Fisher Scientific     	Common	883556102	3290	51580	SH		SOLE		39880		11700
Thomson Reuters Corp         	Common	884903105	3154	108550	SH		SOLE		77200		31350
Novartis                     	Common	66987V109  	3099	48952	SH		SOLE		36227		12725
Johnson & Johnson            	Common	478160104	3063	43699	SH		SOLE		29408		14291
Church & Dwight Co Inc       	Common	171340102	3034	56630	SH		SOLE		39280		17350
Apple Inc.                   	Common	37833100	3023	5680	SH		SOLE		4400		1280
Intel                        	Common	458140100	3019	146430	SH		SOLE		107980		38450
Abbott Labs                  	Common	002824100	2918	44548	SH		SOLE		29717		14831
Praxair                      	Common	74005P104  	2916	26643	SH		SOLE		18378		8265
Merck & Co Inc               	Common	589331107	2842	69408	SH		SOLE		50263		19145
Barrick Gold Corp            	Common	067901108	2805	80126	SH		SOLE		57351		22775
Stryker Corp                 	Common	863667101	2774	50600	SH		SOLE		37275		13325
Mastercard                   	Common	57636Q104  	2754	5605	SH		SOLE		4710		895
3M Co.                       	Common	88579Y101  	2737	29479	SH		SOLE		24429		5050
Clorox Company               	Common	189054109	2588	35347	SH		SOLE		25297		10050
Microsoft Corp.              	Common	594918104	2545	95294	SH		SOLE		77584		17710
Coca-Cola                    	Common	191216100	2471	68168	SH		SOLE		51140		17028
Alerian MLP ETF              	Common	00162Q866  	2435	152658	SH		SOLE		111333		41325
Automatic Data Processing    	Common	053015103	2345	41196	SH		SOLE		28651		12545
Chevron Corp.                	Common	166764100	2316	21415	SH		SOLE		17670		3745
Procter & Gamble             	Common	742718109	2261	33308	SH		SOLE		28233		5075
Royal Dutch                  	Common	780259206	2079	30150	SH		SOLE		22750		7400
Cisco Systems                	Common	17275R102  	2038	103704	SH		SOLE		74800		28904
Occidental Petroleum Corp.   	Common	674599105	1913	24977	SH		SOLE		15523		9454
Canadian Natural Resources   	Common	136385101	1905	65980	SH		SOLE		42300		23680
Canadian Natl Ry Co          	Common	136375102	1900	20875	SH		SOLE		15325		5550
Vanguard Corp Bond Etf       	Common	92206C409  	1719	21400	SH		SOLE		14675		6725
Medtronic Inc                	Common	585055106	1565	38146	SH		SOLE		28746		9400
Discovery Communications Inc S	Common	25470F104  	1555	24500	SH		SOLE		18675		5825
Vodafone Group PLC           	Common	92857W209  	1451	57604	SH		SOLE		41117		16487
Colgate Palmolive            	Common	194162103	1391	13310	SH		SOLE		10235		3075
AT&T Corp.                   	Common	00206R102  	1380	40925	SH		SOLE		31034		9891
JP Morgan Chase & Co         	Common	46625H100  	1347	30627	SH		SOLE		23977		6650
Accenture                    	Common	G1151C101  	1287	19354	SH		SOLE		13304		6050
Triumph Group                	Common	896818101	1237	18950	SH		SOLE		11275		7675
Apache                       	Common	037411105	1150	14645	SH		SOLE		11645		3000
Kinder Morgan Inc.           	Common	49456B101  	1094	30968	SH		SOLE		26668		4300
Pfizer Inc.                  	Common	717081103	950	37883	SH		SOLE		25402		12481
iShares Barclays 1-3 Yr Treasu	Common	464287457	941	11150	SH		SOLE		8950		2200
American Express Co.         	Common	025816109	808	14063	SH		SOLE		7655		6408
Philip Morris Intl Inc       	Common	718172109	801	9575	SH		SOLE		7525		2050
iShares MSCI Singapore       	Common	464286673	718	52450	SH		SOLE		36650		15800
Rio Tinto ADR                	Common	767204100	712	12250	SH		SOLE		10800		1450
Illinois Tool Works Inc      	Common	452308109	670	11014	SH		SOLE		8534		2480
General Dynamics Corp.       	Common	369550108	642	9261	SH		SOLE		5975		3286
NextEra Energy               	Common	65339F101  	569	8230	SH		SOLE		6300		1930
Duke Energy                  	Common	26441C204  	547	8579	SH		SOLE		6404		2175
Pub Svc Ent Group Inc        	Common	744573106	506	16525	SH		SOLE		12375		4150
General Mills Inc            	Common	370334104	505	12485	SH		SOLE		11185		1300
Vanguard Short Term Bond ETF 	Common	921937827	499	6167	SH		SOLE		6167		0
WsdmTree Emging Mkt Local Debt	Common	97717X867  	462	8650	SH		SOLE		7825		825
Deere & Co                   	Common	244199105	443	5125	SH		SOLE		4975		150
Bristol Myers                	Common	110122108	430	13204	SH		SOLE		10304		2900
Total SA                     	Common	89151E109	407	7825	SH		SOLE		5500		2325
Wal Mart Stores Inc.         	Common	931142103	400	5867	SH		SOLE		5365		502
Magellan Midstream Partners LP	Common	559080106	389	9016	SH		SOLE		7372		1644
Teva Pharm Inds Ltd ADR      	Common	881624209	368	9850	SH		SOLE		8600		1250
Bank Of New York Co          	Common	064058100	362	14068	SH		SOLE		9593		4475
H C P Inc                    	Common	40414L109  	361	8000	SH		SOLE		6450		1550
Xylem Inc.                   	Common	98419M100  	341	12575	SH		SOLE		9400		3175
Genl Amern Investors Co      	Common	368802104	334	12017	SH		SOLE		12017		0
Emerson Electric             	Common	291011104	328	6185	SH		SOLE		5585		600
United Tehnologies Corp      	Common	913017109	324	3955	SH		SOLE		3745		210
S P D R TRUST Unit SR        	Common	78462F103  	301	2115	SH		SOLE		2115		0
SPDR Gold Shares             	Common	78463V107  	300	1850	SH		SOLE		1850		0
Sysco Corp                   	Common	871829107	298	9400	SH		SOLE		1800		7600
iShares IBOXX Inv Grade Bond 	Common	464287242	290	2395	SH		SOLE		395		2000
Dover Corporation            	Common	260003108	276	4200	SH		SOLE		3900		300
ConocoPhillips               	Common	20825C104  	263	4534	SH		SOLE		2082		2452
Vanguard Int Term Bond ETF   	Common	921937819	263	2975	SH		SOLE		2975		0
US Lgcap Equity: Schwab ETF  	Common	808524201	262	7730	SH		SOLE		7730		0
PIMCO Enh Short Maturity ETF 	Common	72201R833  	244	2400	SH		SOLE		2400		0
Suncor Energy                	Common	867229106	241	7300	SH		SOLE		5100		2200
Home Depot                   	Common	437076102	204	3305	SH		SOLE		3200		105
Noble Energy                 	Common	655044105	201	1975	SH		SOLE		1175		800
1/100000 Ergo Sci Corp       	Common	CKE81Q300  	7	81440	SH		SOLE		81440		0